Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 17, 2014	Jan. 31, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Fair value of senior notes	$ 1,212,045,000	$ 1,366,406,000
Losses related to foreign exchange forward contracts	28,200,000	600,000	4,800,000
Foreign exchange transaction gains (losses)	32,400,000
Accrual environmental liabilities	0	0
Deferred charges and other assets	9,200,000	13,100,000
Impairment losses on goodwill	0	0	0
Goodwill annual impairment assessment date	October 1st
Impairment loss on intangible asset	0	0	0
Income tax expense, net reduction and cumulative adjustments			6,100,000	2,000,000	4,100,000
Senior Notes [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Debt instrument, stated interest rate	8.75%					8.75%	8.75%
Not Designated as Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of contracts outstanding		0
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Investment in unconsolidated affiliates	20.00%
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Investment in unconsolidated affiliates	50.00%
Software [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Other Noncurrent Obligations [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accrual environmental liabilities	0	0
Other Expense (Income), Net [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Foreign exchange transaction gains (losses)	32,400,000	(18,300,000)	(18,000,000)
Selling, General and Administrative Expenses [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Research and development costs	53,400,000	49,700,000	48,300,000
Promotional and advertising expenses	2,900,000	3,000,000	3,200,000
Significant Other Observable Inputs (Level 2) [Member] | Senior Notes [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Fair value of senior notes	$ 1,212,045,000	$ 1,366,406,000